Loss Per Common Share - Reconciliation of fully dilutive securities effect for period with net income (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Loss Per Common Share [Abstract]
Net loss attributable to common shareholders	$ (390)	$ (1,263)	$ (4,046)	$ (3,245)	$ (4,820)	$ (5,654)
Weighted average common shares outstanding - basic and diluted	10,019,109	8,182,103	9,117,969	7,698,635	7,900,693	6,019,900
Loss per common share - basic and diluted	$ (0.04)	$ (0.15)	$ (0.44)	$ (0.42)	$ (0.61)	$ (0.94)